SUBSEQUENT EVENTS (Details)	1 Months Ended
Feb. 28, 2025 $ / shares
Declaration of dividend (in USD per share)
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared (in dollars per share)	$ 0.20